UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Alternative Capital Strategies Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd         Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 06/30/2015

Item 1 – Report to Stockholders

JUNE 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Alternative Capital Strategies Fund  |  of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

The Markets in Review

Dear Shareholder,

During the 12-month period ended June 30, 2015, market volatility increased from the remarkably low levels seen in recent years, although it remained below the historical average. In the middle of 2014, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. The U.S. economy, however, was showing improvement, which made investors concerned that the U.S. Federal Reserve (the “Fed”) would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows.

In the fourth quarter, U.S. growth picked up considerably while the broader global economy showed more signs of slowing. This, combined with rising global risks, drove investors to the relative stability of U.S. assets. International markets continued to struggle even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and putting stress on emerging markets. Fixed income investors piled into U.S. Treasuries despite their persistently low yields, which had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks abated. Investors had held high expectations for the U.S. economy, but a harsh winter and west coast port strike brought disappointing first-quarter data and high valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar continued to be a headwind for the asset class.

U.S. economic data regained momentum in the second quarter, helping U.S. stocks resume an upward path. However, meaningful strength in the labor market underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The period ended on a downbeat, but temporary, note as Greece’s long-brewing debt troubles came to an impasse. As the drama unfolded around the tumultuous negotiations between Greece and its creditors, investors feared the possibility of Greece leaving the euro zone and the impact such an event might have on global markets. Most asset classes broadly sold off, especially in Europe, even while macroeconomic and company fundamentals continued to improve.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	1.23%	7.42%
U.S. small cap equities (Russell 2000® Index)	4.75	6.49
International equities (MSCI Europe, Australasia, Far East Index)	5.52	(4.22)
Emerging market equities (MSCI Emerging Markets Index)	2.95	(5.12)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.51)	3.79
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.10)	1.86
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.01	3.00
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.53	(0.39)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2015

Investment Objective

BlackRock Alternative Capital Strategies Fund’s (the “Fund”) investment objective is to seek total return comprised of current income and capital appreciation.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value May 19, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value May 19, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$981.00	$1.37	$1,000.00	$1,004.37	$1.38	1.20%
Investor A	$1,000.00	$981.00	$1.65	$1,000.00	$1,004.08	$1.67	1.45%
Investor C	$1,000.00	$980.00	$2.51	$1,000.00	$1,003.22	$2.54	2.20%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period from May 19, 2015, the commencement of operations, to June 30, 2015).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on Page 5 for further information on how expenses were calculated.

Portfolio Information as of June 30, 2015

Portfolio Composition	Percent of Net Assets
Corporate Bonds	46%
U.S. Government Sponsored Agency Securities	44
Common Stocks	9
Asset-Backed Securities	8
Non-Agency Mortgage-Backed Securities	8
Foreign Agency Obligations	3
U.S. Treasury Obligations	2
Short-Term Securities	24
Liabilities in Excess of Other Assets	(44)

	Percentage of Total investments[3]
Industry	Long	Short	Total
Oil, Gas & Consumable Fuels	4%	2%	6%
Insurance	3	1	4
Media	3	1	4
Diversified Financial Services	3	—	3
Real Estate Investment Trusts (REITs)	2	1	3
Health Care Providers & Services	2	1	3
Hotels, Restaurants & Leisure	2	1	3
Metals & Mining	2	1	3
Electric Utilities	2	—	2
Chemicals	1	1	2
Aerospace & Defense	1	1	2
Food & Staples Retailing	2	—	2
Specialty Retail	1	1	2
Pharmaceuticals	1	1	2
Food Products	1	1	2
Diversified Telecommunication Services	1	1	2
Road & Rail	1	1	2
Household Durables	1	1	2
Health Care Equipment & Supplies	1	1	2
Multi-Utilities	1	1	2
Machinery	1	1	2
Consumer Finance	1	1	2
Other[4]	39	4	43
Total	76%	24%	100%

[3]	Total Investments includes the holdings underlying the total return swaps.

[4]

Consists of Asset-Backed Securities (3%), Non-Agency Mortgaged-Backed Securities (3%) and U.S. Government Sponsored Agency Obligations (19%) with the remainder consisting of other industries held that were each 2% of total investments (14% long and 4% short).

4	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”) the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on May 19, 2015 (commencement of operations) and held through June 30, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	5

Schedule of Investments June 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Academic Loan Funding Trust, Series 2012-1A, Class A1, 0.99%, 12/27/22 (a)(b)	$98	$98,292
Access Group, Inc., Class A2 (a):
Series 2005-B, 0.51%, 7/25/22	102	101,573
Series 2007-A, 0.41%, 8/25/26	75	74,741
American Credit Acceptance Receivables Trust, Series 2014-1, Class A, 1.14%, 3/12/18 (b)	94	94,026
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 3.72%, 7/28/35 (b)	100	100,000
Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.49%, 11/15/17 (b)	80	79,708
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)	106	105,671
Ford Credit Floorplan Master Owner Trust A, Series 2013-1, Class C, 1.37%, 1/15/18	100	100,110
Master Credit Card Trust II, Series 2012-2A, Class C, 1.97%, 4/21/17(b)	100	100,225
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 0.50%, 11/27/28	122	119,629
Series 2005-1, Class A4, 0.43%, 11/27/28	90	88,066
Series 2005-2, Class A3, 0.38%, 2/25/28	29	29,379
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.13%, 2/25/35 (a)	95	94,548
Santander Drive Auto Receivables Trust:
Series 2011-3, Class D, 4.23%, 5/15/17	100	101,308
Series 2012-5, Class D, 3.30%, 9/17/18	100	102,146
Series 2013-1, Class C, 1.76%, 1/15/19	100	100,286
Series 2013-3, Class B, 1.19%, 5/15/18	100	100,130
Series 2013-3, Class C, 1.81%, 4/15/19	100	100,473
Series 2014-1, Class C, 2.36%, 4/15/20	100	100,682
SLM Private Credit Student Loan Trust (a):
Series 2004-B, Class A2, 0.49%, 6/15/21	26	26,146
Series 2006-B, Class A4, 0.47%, 3/15/24	89	88,072
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (b)	100	99,890
Total Asset-Backed Securities — 8.1%		2,005,101

Common Stocks	Shares
Automobiles — 0.4%
Ford Motor Co.	3,087	46,336
General Motors Co.	1,369	45,629

		91,965
Beverages — 0.2%
The Coca-Cola Co.	1,208	47,390
Chemicals — 0.2%
The Dow Chemical Co.	941	48,151
Common Stocks	Shares	Value
Commercial Services & Supplies — 0.1%
Iron Mountain, Inc.	1,290	$39,990
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,380	49,018
Verizon Communications, Inc.	968	45,118

		94,136
Electric Utilities — 0.9%
American Electric Power Co., Inc.	859	45,501
Eversource Energy	971	44,093
Pinnacle West Capital Corp.	779	44,317
The Southern Co.	1,085	45,462
Xcel Energy, Inc.	1,405	45,213

		224,586
Energy Equipment & Services — 0.4%
Helmerich & Payne, Inc.	644	45,350
National Oilwell Varco, Inc.	968	46,735

		92,085
Gas Utilities — 0.2%
AGL Resources, Inc.	951	44,279
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.	490	46,584
Household Products — 0.4%
Kimberly-Clark Corp.	428	45,355
The Procter & Gamble Co.	595	46,553

		91,908
Industrial Conglomerates — 0.2%
General Electric Co.	1,758	46,710
Insurance — 0.2%
Cincinnati Financial Corp.	937	47,019
Leisure Products — 0.2%
Mattel, Inc.	1,826	46,910
Multi-Utilities — 1.2%
CenterPoint Energy, Inc.	2,351	44,740
Consolidated Edison, Inc.	767	44,394
Dominion Resources, Inc.	664	44,402
DTE Energy Co.	602	44,933
Public Service Enterprise Group, Inc.	1,105	43,404
SCANA Corp.	898	45,484
WEC Energy Group, Inc.	995	44,745

		312,102
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp.	450	43,411
ConocoPhillips	727	44,645
Exxon Mobil Corp.	553	46,010
Kinder Morgan, Inc.	1,121	43,035
Occidental Petroleum Corp.	621	48,295

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
REIT	Real Estate Investment Trust
TBA	To-Be-Announced
USD	U.S. Dollar

See Notes to Financial Statements.

6	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
ONEOK, Inc.	1,148	$45,323
Spectra Energy Corp.	1,321	43,065
The Williams Cos., Inc.	894	51,307

		365,091
Pharmaceuticals — 0.2%
Pfizer, Inc.	1,413	47,378
Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp.	574	46,092
HCP, Inc.	1,205	43,946
Health Care REIT, Inc.	668	43,841
Host Hotels & Resorts, Inc.	2,336	46,323
Kimco Realty Corp.	1,956	44,088
Prologis, Inc.	1,183	43,889
Simon Property Group, Inc.	260	44,985
Weyerhaeuser Co.	1,497	47,156

		360,320
Semiconductors & Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	804	45,193
Technology Hardware, Storage & Peripherals — 0.1%
Seagate Technology PLC	855	40,612
Tobacco — 0.6%
Altria Group, Inc.	924	45,193
Philip Morris International, Inc.	558	44,735
Reynolds American, Inc.	668	49,873

		139,801
Total Common Stocks — 9.2%		2,272,210

Corporate Bonds	Par (000)
Aerospace — 0.4%
AT&T, Inc.:
5.50%, 2/01/18	$50	54,643
3.00%, 6/30/22	50	48,278

		102,921
Aerospace & Defense — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	50	54,181
TransDigm, Inc., 7.50%, 7/15/21	35	37,625
United Technologies Corp., 3.10%, 6/01/22	25	25,199

		117,005
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22 (b)	35	34,256
Airlines — 0.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)	10	9,675
Auto Components — 0.6%
Delphi Corp., 5.00%, 2/15/23	75	79,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 2/01/22	35	35,656
Lear Corp., 5.25%, 1/15/25	35	34,388

		149,919
Auto Services — 0.3%
AutoZone, Inc., 2.50%, 4/15/21	75	73,485
Corporate Bonds	Par (000)	Value
Banks — 2.2%
Bank of Nova Scotia, 1.70%, 6/11/18	$75	$75,029
Barclays Bank PLC, 6.75%, 5/22/19	100	115,965
Capital One Financial Corp.:
6.75%, 9/15/17	50	55,334
3.20%, 2/05/25	50	47,294
CIT Group, Inc., 3.88%, 2/19/19	35	34,738
Wells Fargo & Co.:
1.15%, 6/02/17	50	49,873
2.15%, 1/15/19	50	50,311
3.00%, 1/22/21	50	50,815
3.45%, 2/13/23	25	24,865
3.00%, 2/19/25	50	47,887

		552,111
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50	59,348
Bottling Group LLC, 5.13%, 1/15/19	50	55,419
PepsiCo, Inc., 2.75%, 4/30/25	50	47,784

		162,551
Building Materials — 0.1%
Vulcan Materials Co., 7.50%, 6/15/21	15	17,250
Building Products — 0.2%
Building Materials Corp. of America, 5.38%, 11/15/24 (b)	35	34,365
Summit Materials LLC / Summit Materials Finance Corp., 6.13%, 7/15/23 (b)(c)	10	10,000

		44,365
Capital Markets — 1.0%
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	50	54,964
2.55%, 10/23/19	50	50,117
5.25%, 7/27/21	50	55,526
3.75%, 5/22/25	25	24,671
The NASDAQ OMX Group, Inc., 4.25%, 6/01/24	25	25,414
National Financial Partners Corp., 9.00%, 7/15/21 (b)	35	34,563

		245,255
Chemicals — 1.2%
Ashland, Inc., 4.75%, 8/15/22	35	34,344
The Chemours Co., 6.63%, 5/15/23 (b)	25	24,219
CF Industries, Inc., 3.45%, 6/01/23	50	48,410
The Dow Chemical Co., 8.55%, 5/15/19	50	60,962
Monsanto Co., 2.20%, 7/15/22	50	45,684
PolyOne Corp., 5.25%, 3/15/23	35	34,650
Univar, Inc., 6.75%, 7/15/23 (b)(c)	50	50,500

		298,769
Commercial Services & Supplies — 0.6%
ACCO Brands Corp., 6.75%, 4/30/20	35	36,750
Covanta Holding Corp., 5.88%, 3/01/24	35	34,913
RR Donnelley & Sons Co., 6.00%, 4/01/24	35	35,175
United Rentals North America, Inc., 7.63%, 4/15/22	35	37,887

		144,725

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Communications Equipment — 0.9%
Avaya, Inc., 7.00%, 4/01/19 (b)	$35	$34,213
Cisco Systems, Inc., 2.45%, 6/15/20	50	50,356
Juniper Networks, Inc.:
3.30%, 6/15/20	50	50,354
4.35%, 6/15/25	25	24,877
Zayo Group LLC/Zayo Capital, Inc. (b):
6.00%, 4/01/23	50	49,385
6.38%, 5/15/25	15	14,550

		223,735
Construction & Engineering — 0.1%
AECOM Technology Corp., 5.75%, 10/15/22 (b)	35	35,437
Construction Materials — 0.2%
Global Partners LP / GLP Finance Corp., 7.00%, 6/15/23 (b)	20	19,650
HD Supply, Inc., 5.25%, 12/15/21 (b)	35	35,481

		55,131
Consumer Finance — 1.2%
Ally Financial, Inc.:
5.50%, 2/15/17	35	36,487
5.13%, 9/30/24	25	25,063
American Express Co., 8.13%, 5/20/19	50	60,650
Global Cash Access, Inc., 10.00%, 1/15/22 (b)	20	18,950
Navient Corp., 5.00%, 10/26/20	65	63,700
OneMain Financial Holdings, Inc., 7.25%, 12/15/21 (b)	15	15,544
Springleaf Finance Corp., 5.25%, 12/15/19	35	34,519
Synchrony Financial, 3.75%, 8/15/21	50	50,380

		305,293
Containers & Packaging — 0.3%
Ball Corp., 4.00%, 11/15/23	15	13,913
Berry Plastics Corp., 5.50%, 5/15/22	35	35,131
Clearwater Paper Corp., 5.38%, 2/01/25 (b)	35	34,300

		83,344
Diversified Consumer Services — 0.1%
The ADT Corp., 5.25%, 3/15/20	35	36,662
Diversified Financial Services — 7.1%
Aircastle, Ltd., 5.13%, 3/15/21	35	35,350
Argos Merger Sub, Inc., 7.13%, 3/15/23 (b)	35	36,662
Bank of America Corp.:
5.63%, 10/14/16	50	52,702
1.70%, 8/25/17	50	50,057
7.63%, 6/01/19	50	59,334
5.00%, 5/13/21	50	54,888
4.10%, 7/24/23	50	51,446
Series L, 3.95%, 4/21/25	25	24,080
Citigroup, Inc.:
6.13%, 11/21/17	50	54,998
8.50%, 5/22/19	50	60,985
4.50%, 1/14/22	50	53,858
3.75%, 6/16/24	25	25,148
4.00%, 8/05/24	25	24,669
CME Group, Inc., 3.00%, 9/15/22	25	25,142
Deutsche Bank AG, 6.00%, 9/01/17	50	54,403
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100	108,941
FS Investment Corp., 4.75%, 5/15/22	25	24,454
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
General Electric Capital Corp.:
2.30%, 1/14/19	$50	$50,693
5.50%, 1/08/20	50	56,681
General Motors Financial Co., Inc.:
3.50%, 7/10/19	35	35,741
3.45%, 4/10/22	50	48,992
4.00%, 1/15/25	35	34,343
The Goldman Sachs Group, Inc., 5.75%, 10/01/16	50	52,753
JPMorgan Chase & Co.:
1.35%, 2/15/17	50	50,044
6.30%, 4/23/19	50	57,281
4.63%, 5/10/21	50	54,083
3.88%, 9/10/24	25	24,598
3.13%, 1/23/25	50	47,738
Series H, 1.70%, 3/01/18	50	49,824
Moody’s Corp., 4.50%, 9/01/22	50	53,259
Morgan Stanley:
5.55%, 4/27/17	100	107,169
2.20%, 12/07/18	40	40,229
2.65%, 1/27/20	50	49,911
4.88%, 11/01/22	25	26,593
3.70%, 10/23/24	25	24,899
The Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	65	69,991

		1,731,939
Diversified Telecommunication Services — 1.4%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	25	24,550
CenturyLink, Inc., 6.45%, 6/15/21	50	50,375
Frontier Communications Corp., 8.50%, 4/15/20	35	36,592
Level 3 Financing, Inc., 5.38%, 8/15/22	35	35,350
Verizon Communications, Inc.:
1.35%, 6/09/17	50	49,929
4.50%, 9/15/20	50	53,937
5.15%, 9/15/23	75	82,113

		332,846
Electric Utilities — 1.4%
Berkshire Hathaway Energy Co., 2.40%, 2/01/20	50	49,781
Duke Energy Corp., 3.05%, 8/15/22	50	49,584
Exelon Generation Co. LLC, 4.00%, 10/01/20	50	52,166
Pacific Gas & Electric Co., 3.25%, 6/15/23	50	49,683
Progress Energy, Inc., 4.88%, 12/01/19	50	54,600
The Southern Co., 2.45%, 9/01/18	50	51,044
Talen Energy Supply LLC (b):
5.13%, 7/15/19	35	34,300
6.50%, 6/01/25	15	15,000

		356,158
Electrical Equipment — 0.2%
Amphenol Corp., 1.55%, 9/15/17	50	50,054
Electronic Equipment, Instruments & Components — 0.4%
Flextronics International, Ltd., 4.75%, 6/15/25 (b)	45	44,649
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (b)	35	37,887
Zebra Technologies Corp., 7.25%, 10/15/22 (b)	15	16,238

		98,774

See Notes to Financial Statements.

8	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Energy Equipment & Services — 0.1%
MEG Energy Corp., 7.00%, 3/31/24 (b)	$35	$33,556
Food & Staples Retailing — 1.6%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22 (b)	15	15,938
B&G Foods, Inc., 4.63%, 6/01/21	35	34,475
HJ Heinz Co. (b)(c):
2.00%, 7/02/18	100	99,968
3.95%, 7/15/25	50	50,277
Rite Aid Corp., 6.75%, 6/15/21	35	36,750
Target Corp., 3.88%, 7/15/20	50	53,961
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/17	50	50,197
3.80%, 11/18/24	50	48,969

		390,535
Forest Products — 0.3%
JBS USA LLC / JBS USA Finance, Inc., 5.88%, 7/15/24 (b)	35	35,219
The JM Smucker Co., 1.75%, 3/15/18 (b)	50	49,965

		85,184
Gas Utilities — 0.4%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	35	37,100
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23 (b)	15	15,075
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	35	34,982

		87,157
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.:
2.85%, 5/15/20	50	49,647
3.38%, 5/15/22	50	48,955
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)	15	13,162
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/01/18	35	37,363
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.88%, 4/15/20 (b)	10	10,176
Medtronic, Inc., 2.50%, 3/15/20 (b)	50	50,083
Stryker Corp., 4.38%, 1/15/20	50	54,800

		264,186
Health Care Providers & Services — 1.7%
Aetna, Inc., 2.75%, 11/15/22	50	47,175
AmerisourceBergen Corp., 3.25%, 3/01/25	50	48,101
Cardinal Health, Inc., 1.95%, 6/15/18	35	35,059
CHS/Community Health Systems, Inc., 6.88%, 2/01/22	35	36,925
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25	15	14,438
HCA, Inc.:
3.75%, 3/15/19	35	35,262
5.00%, 3/15/24	50	50,875
Humana, Inc., 3.85%, 10/01/24	25	24,900
Tenet Healthcare Corp., 8.13%, 4/01/22	15	16,403
UnitedHealth Group, Inc.:
6.00%, 2/15/18	50	55,589
2.88%, 3/15/23	25	24,066
WellPoint, Inc., 3.50%, 8/15/24	25	24,013

		412,806
Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure — 1.1%
Burger King / New Red Finance, Inc. (b):
4.63%, 1/15/22	$35	$34,475
6.00%, 4/01/22	15	15,413
GLP Capital LP / GLP Financing II, Inc., 4.88%, 11/01/20	35	35,612
McDonald’s Corp., 2.20%, 5/26/20	50	49,457
MGM Resorts International, 6.00%, 3/15/23	35	35,437
Pinnacle Entertainment, Inc., 6.38%, 8/01/21	15	15,919
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)	15	15,487
10.00%, 12/01/22	15	14,363
Wyndham Worldwide Corp., 2.50%, 3/01/18	50	50,129

		266,292
Household Durables — 0.3%
Lennar Corp., 4.50%, 6/15/19	35	35,700
RSI Home Products, Inc., 6.50%, 3/15/23 (b)	15	15,113
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 4/01/25 (b)	25	25,187

		76,000
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 7/15/25 (b)	10	10,150
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp., 7.38%, 7/01/21	65	71,337
Calpine Corp., 5.50%, 2/01/24	50	48,375
Dynegy, Inc. (b):
7.38%, 11/01/22	25	26,188
7.63%, 11/01/24	25	26,437
NRG Energy, Inc., 6.25%, 7/15/22	35	35,525
TerraForm Power Operating LLC, 5.88%, 2/01/23 (b)	35	35,525

		243,387
Insurance — 1.3%
Aflac, Inc., 4.00%, 2/15/22	50	52,865
American International Group, Inc., 5.85%, 1/16/18	50	55,124
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	50	54,606
CNO Financial Group, Inc., 4.50%, 5/30/20	10	10,150
Genworth Financial, Inc., 7.63%, 9/24/21	35	36,838
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	25	25,500
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	50	50,162
XLIT Ltd., 4.45%, 3/31/25	25	24,781

		310,026
Internet & Catalog Retail — 0.2%
Amazon.com, Inc., 2.60%, 12/05/19	50	50,313
Internet Software & Services — 0.6%
eBay, Inc., 1.35%, 7/15/17	50	49,926
Expedia, Inc., 4.50%, 8/15/24	25	25,216
Netflix, Inc., 5.50%, 2/15/22 (b)	35	36,137
VeriSign, Inc., 4.63%, 5/01/23	35	33,644

		144,923
IT Services — 0.3%
First Data Corp.:
6.75%, 11/01/20 (b)	35	36,991
11.75%, 8/15/21	35	39,375

		76,366

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Machinery — 0.3%
Case New Holland Industrial, Inc., 7.88%, 12/01/17	$15	$16,425
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	50	50,838

		67,263
Media — 2.8%
Cable One, Inc., 5.75%, 6/15/22 (b)	25	25,313
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	35	34,125
Comcast Corp., 6.30%, 11/15/17	50	55,657
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 10/01/19	50	56,440
DISH DBS Corp.:
5.13%, 5/01/20	25	25,281
5.88%, 11/15/24	25	24,016
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	35	34,606
Intelsat Luxembourg SA, 7.75%, 6/01/21	35	29,225
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)	35	37,187
SBA Telecommunications, Inc., 5.75%, 7/15/20	35	36,312
Sirius XM Radio, Inc., 5.38%, 4/15/25 (b)	35	33,775
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	35	35,438
Time Warner Cable, Inc., 4.00%, 9/01/21	20	20,533
Time Warner, Inc., 4.88%, 3/15/20	50	54,561
Tribune Media Co., 5.88%, 7/15/22 (b)	40	40,300
Univision Communications, Inc., 5.13%, 2/15/25 (b)	15	14,478
Viacom, Inc., 3.50%, 4/01/17	50	51,640
West Corp., 5.38%, 7/15/22 (b)	35	32,725
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	35	37,362

		678,974
Metals & Mining — 1.3%
AK Steel Corp., 7.63%, 5/15/20	25	20,812
Aleris International, Inc., 7.88%, 11/01/20	15	15,563
Allegheny Technologies, Inc., 6.38%, 8/15/23	15	15,281
ArcelorMittal, 10.60%, 6/01/19	50	59,875
BHP Billiton Finance USA, Ltd., 1.88%, 11/21/16	50	50,579
FMG Resources August 2006 Property Ltd., 8.25%, 11/01/19 (b)	15	12,656
Freeport-McMoRan, Inc., 3.88%, 3/15/23	25	22,711
Murray Energy Corp., 11.25%, 4/15/21 (b)	15	12,600
Newmont Mining Corp., 3.50%, 3/15/22	25	23,859
Southern Copper Corp., 3.50%, 11/08/22	25	24,335
Steel Dynamics, Inc., 5.50%, 10/01/24	35	35,000
United States Steel Corp., 7.38%, 4/01/20	35	36,575

		329,846
Multi-Utilities — 0.2%
Dominion Resources, Inc., 4.45%, 3/15/21	50	53,612
Oil, Gas & Consumable Fuels — 2.1%
BP Capital Markets PLC, 2.24%, 9/26/18	50	50,724
California Resources Corp., 6.00%, 11/15/24	15	12,900
Chesapeake Energy Corp., 4.88%, 4/15/22	15	13,012
ConocoPhillips Co., 2.88%, 11/15/21	50	50,434
Energy Transfer Partners LP:
4.15%, 10/01/20	50	51,388
4.05%, 3/15/25	25	23,575
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Kinder Morgan, Inc.:
3.05%, 12/01/19	$50	$49,945
4.30%, 6/01/25	50	48,270
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19	35	27,387
Marathon Petroleum Corp., 5.13%, 3/01/21	25	27,455
MPLX LP, 4.00%, 2/15/25	25	24,392
Newfield Exploration Co., 5.38%, 1/01/26	10	9,900
Occidental Petroleum Corp., 3.50%, 6/15/25	20	19,931
Phillips 66 Partners LP, 2.65%, 2/15/20	75	73,780
Valero Energy Corp., 3.65%, 3/15/25	25	24,309
Whiting Petroleum Corp., 6.25%, 4/01/23 (b)	15	14,887

		522,289
Pharmaceuticals — 2.0%
AbbVie, Inc., 1.80%, 5/14/18	50	49,853
Actavis Funding SCS:
3.00%, 3/12/20	50	50,113
3.80%, 3/15/25	50	49,116
Baxalta, Inc., 2.88%, 6/23/20 (b)	25	24,964
Concordia Healthcare Corp., 7.00%, 4/15/23 (b)	10	10,000
Endo Finance LLC, 5.75%, 1/15/22 (b)	35	35,438
JLL/Delta Dutch Pledgeco BV, (8.75% Cash or 9.50% PIK) 8.75%, 5/01/20 (b)(d)	15	15,225
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	50	50,419
Novartis Capital Corp., 2.40%, 9/21/22	50	48,601
Pfizer, Inc.:
6.20%, 3/15/19	50	57,193
3.40%, 5/15/24	25	25,197
Valeant Pharmaceuticals International, Inc. (b):
5.38%, 3/15/20	15	15,488
6.38%, 10/15/20	35	36,859
6.13%, 4/15/25	15	15,431

		483,897
Professional Services — 0.1%
Verisk Analytics, Inc., 4.00%, 6/15/25	25	24,483
Real Estate — 0.1%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.00%, 2/06/17	15	14,550
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
2.80%, 6/01/20	50	49,305
3.50%, 1/31/23	25	24,014
Health Care REIT, Inc., 3.75%, 3/15/23	50	49,499
Simon Property Group LP:
2.20%, 2/01/19	50	50,519
4.38%, 3/01/21	50	54,168

		227,505
Road & Rail — 0.3%
Ahern Rentals, Inc., 7.38%, 5/15/23 (b)	15	14,812
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	50	55,113

		69,925
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Corp., 2.50%, 8/15/22	50	48,690

See Notes to Financial Statements.

10	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (concluded)
Freescale Semiconductor, Inc., 6.00%, 1/15/22 (b)	$35	$37,100
Seagate HDD Cayman, 4.75%, 1/01/25 (b)	25	24,846
Sensata Technologies BV, 5.63%, 11/01/24 (b)	15	15,525

		126,161
Software — 0.6%
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)	15	12,150
Infor US, Inc., 6.50%, 5/15/22 (b)	30	30,525
Italics Merger Sub, Inc., 7.13%, 7/15/23 (b)	45	44,438
Oracle Corp., 5.75%, 4/15/18	50	55,629

		142,742
Specialty Retail — 0.6%
Coach, Inc., 4.25%, 4/01/25	25	24,010
L Brands, Inc., 6.63%, 4/01/21	50	54,969
The Men’s Wearhouse, Inc., 7.00%, 7/01/22	35	37,450
Michaels Stores, Inc., 5.88%, 12/15/20 (b)	35	36,663

		153,092
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.:
2.00%, 5/06/20	50	49,710
2.50%, 2/09/25	50	46,885

		96,595
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22	35	37,362
Thrifts & Mortgage Finance — 0.3%
Quicken Loans, Inc., 5.75%, 5/01/25 (b)	15	14,362
Radian Group, Inc., 5.25%, 6/15/20	50	49,750

		64,112
Tobacco — 1.2%
Altria Group, Inc.:
2.63%, 1/14/20	50	49,806
4.00%, 1/31/24	50	50,774
Philip Morris International, Inc.:
5.65%, 5/16/18	50	55,527
3.25%, 11/10/24	25	24,610
Reynolds American, Inc.:
4.85%, 9/15/23	50	52,828
4.45%, 6/12/25	25	25,470
Vector Group, Ltd., 7.75%, 2/15/21	35	37,450

		296,465
Wireless Telecommunication Services — 0.8%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (b)	15	14,670
Crown Castle International Corp., 4.88%, 4/15/22	35	35,350
DuPont Fabros Technology LP, 5.63%, 6/15/23	15	14,775
Sprint Communications, Inc., 9.00%, 11/15/18 (b)	35	39,524
T-Mobile USA, Inc., 6.63%, 4/01/23	50	51,938
Vodafone Group PLC, 2.95%, 2/19/23	50	46,700

		202,957
Total Corporate Bonds — 45.9%		11,304,371
Foreign Agency Obligations	Par (000)	Value
Argentine Republic Government International Bond, 2.50%, 12/31/38	$10	$5,350
Brazilian Government International Bond, 4.88%, 1/22/21	100	104,500
Hungary Government International Bond, 5.38%, 3/25/24	50	54,188
Indonesia Government International Bond, 8.50%, 10/12/35	100	135,000
Mexico Government International Bond, 6.75%, 9/27/34	50	62,750
Philippine Government International Bond, 7.75%, 1/14/31	100	144,250
Russian Foreign Bond Eurobond, 7.50%, 3/31/30	47	54,913
Turkey Government International Bond, 7.38%, 2/05/25	50	60,000
Venezuela Government International Bond:
7.75%, 10/13/19	10	3,875
8.25%, 10/13/24	10	3,725
11.95%, 8/05/31	15	6,413
Total Foreign Agency Obligations — 2.6%		634,964

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Fannie Mae, Series 2014-C04, Class 1M1, 2.14%, 11/25/24 (a)	78	78,443
Commercial Mortgage-Backed Securities — 7.2%
Banc of America Commercial Mortgage Trust (a):
Series 2006-1, Class AM, 5.42%, 9/10/45	50	50,653
Series 2007-3, Class A4, 5.75%, 6/10/49	100	105,662
CD Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	72	74,992
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A1A, 5.99%, 12/10/49 (a)	102	109,438
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, 5.86%, 3/15/39 (a)	93	94,670
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49 (a)	37	37,423
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 (a)	90	95,815
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB17, Class A4, 5.43%, 12/12/43	95	98,989
Series 2006-LDP8, Class A1A, 5.40%, 5/15/45	95	98,173
Series 2006-LDP8, Class A4, 5.40%, 5/15/45	90	93,304
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	98	102,164
Series 2007-CB18, Class A4, 5.44%, 6/12/47	94	98,958
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4, 5.74%, 8/12/43 (a)	94	96,967

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	11

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
ML-CFC Commercial Mortgage Trust (a):
Series 2006-3, Class AM, 5.46%, 7/12/46	$100	$104,282
Series 2007-7, Class A4, 5.81%, 6/12/50	98	104,403
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class AMFX, 5.37%, 12/15/43	100	105,326
Series MSC 2006, Class AM, 6.01%, 8/12/41 (a)	100	104,327
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A4, 5.57%, 10/15/48	102	105,555
Series 2007-C32, Class A1A, 5.90%, 6/15/49 (a)	90	95,350

		1,776,451
Total Non-Agency Mortgage-Backed Securities — 7.5%		1,854,894

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 44.0%
Fannie Mae Mortgage-Backed Securities (e):
2.50%, 7/01/30	400	404,846
3.00%, 7/01/30 - 7/01/45	1,300	1,315,020
3.50%, 7/01/30 - 7/01/45	1,250	1,296,616
4.00%, 7/01/30 - 7/01/45	1,150	1,216,287
4.50%, 7/01/45	450	486,492
5.00%, 7/01/45	1,200	1,325,625
Freddie Mac Mortgage-Backed Securities (e):
2.50%, 7/01/30	250	252,891
3.00%, 7/01/30 - 7/01/45	600	604,659
3.50%, 7/01/30 - 7/01/45	650	671,182
4.00%, 7/01/45	500	528,760
4.50%, 7/01/45	300	323,958
U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities (e):
3.00%, 7/01/45	$500	$504,727
3.50%, 7/01/45	800	830,281
4.00%, 7/01/45	600	636,711
4.50%, 7/01/45	400	432,437
Total U.S. Government Sponsored Agency Securities — 44.0%		10,830,492

U.S. Treasury Obligations
U.S. Treasury Notes:
0.50%, 4/30/17	400	399,343
4.50%, 2/15/36	150	188,602
Total U.S. Treasury Obligations — 2.4%		587,945
Total Long-Term Investments (Cost — $29,770,468) — 119.7%		29,489,977

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (f)(g)	5,928,235	5,928,235
Total Short-Term Securities (Cost — $5,928,235) — 24.1%		5,928,235
Total Investments (Cost — $35,698,703) — 143.8%		35,418,212
Liabilities in Excess of Other Assets — (43.8)%		(10,789,984)

Net Assets — 100.0%		$24,628,228

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	$60,500	$500
Credit Suisse Securities (USA) LLC	50,277	266
JPMorgan Securities LLC	99,968	(64)

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

See Notes to Financial Statements.

12	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Schedule of Investments (continued)

(e)	Represents or includes a TBA transaction as of June 30, 2015. Unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Securities, Inc.	$797,016	$4,891
Barclays Capital, Inc.	$442,550	$1,420
Citigroup Global Markets, Inc.	$486,759	$1,065
Credit Suisse Securities (USA) LLC	$4,242,275	$9,220
Deutsche Bank Securities, Inc.	$806,847	$2,832
Goldman Sachs & Co.	$1,006,136	$89
J.P. Morgan Securities LLC	$1,033,935	$1,480
Morgan Stanley & Co. LLC	$485,232	$943
Nomura Securities International, Inc.	$1,365,451	$5,029
RBC Capital Markets, LLC	$77,361	$252
S.G. Americas	$86,930	$182

(f)	During the period ended June 30, 2015 investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,928,235	[1]	5,928,235	$918
[1] Represents net shares purchased.

(g)	Represents the current yield as of report date.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
3	Euro Stoxx 50 Index	Eurex Mercantile	September 2015	114,919	$842
1	MSCI Emerging Markets Mini Index	NYSE Liffe	September 2015	47,970	122
1	S&P 500 E-Mini Index	Chicago Mercantile	September 2015	102,720	(1,063)
1	TOPIX Index	Osaka Exchange	September 2015	133,227	(2,927)
(3)	UK Long Gilt Bond	NYSE Liffe	September 2015	545,522	2,102
(4)	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	875,750	(1,598)
(5)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	596,289	(1,198)
(6)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	757,031	(5,128)
(2)	Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	301,688	7,450
4	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	616,250	13,995
Total					$12,597

•	As of June 30, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)[1]	Unrealized Appreciation
Markit ITraxx XO, Series 23, Version 1	5.00%	InterContinental Exchange	6/20/20	EUR 598	$17,816
[1] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Depreciation
3.36%[2]	3-Month LIBOR	Chicago Mercantile	N/A	6/30/25	USD 2,900	(19,192)
[2] The Fund pays a fixed rate and receives floating rate.

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	13

Schedule of Investments (continued)

•	As of June, 2015, OTC total return swaps outstanding were as follows:[3]

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	5/19/2016	$461,030	$(108,435)[4]	$354,241
	Morgan Stanley & Co., International PLC	5/19/2017	$387,469	(26,132)[5]	365,436
Total				$(134,567)	$719,677

[3]    The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1125 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

    IntercontinentalExchange LIBOR:

    USD 1 Week; USD Spot Next

    Federal Funds Effective Rate — One Day or Overnight

[4] Amount includes $(1,646) of net dividends and financing fees.
[5] Amount includes $(4,099) of net dividends and financing fees.

See Notes to Financial Statements.

14	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan
Stanley & Co., International PLC as of June 30, 2015, expiration dates: 5/19/17
	Shares	Value
Reference Entity — Long
Aerospace & Defense
Raytheon Co.	88	$8,420
Air Freight & Logistics
FedEx Corp.	31	5,283
United Parcel Service, Inc., Class B	1,543	149,532

		154,815
Airlines
Southwest Airlines Co.	645	21,343
Auto Components
The Goodyear Tire & Rubber Co.	5,063	152,649
Johnson Controls, Inc.	1,988	98,466

		251,115
Chemicals
Monsanto Co.	284	30,272
The Sherwin-Williams Co.	515	141,635

		171,907
Commercial Services & Supplies
Waste Management, Inc.	135	6,257
Communications Equipment
Cisco Systems, Inc.	5,240	143,890
Construction Materials
Vulcan Materials Co.	1,783	149,647
Diversified Telecommunication Services
Verizon Communications, Inc.	1,870	87,161
Electric Utilities
American Electric Power Co., Inc.	2,685	142,224
Duke Energy Corp.	1,973	139,333
Entergy Corp.	89	6,275
Xcel Energy, Inc.	4,577	147,288

		435,120
Electronic Equipment, Instruments & Components
Corning, Inc.	7,364	145,292
Flextronics International Ltd.	12,343	139,599

		284,891
Energy Equipment & Services
Weatherford International PLC	6,200	76,074
Food & Staples Retailing
CVS Health Corp.	1,464	153,544
Rite Aid Corp.	14,889	124,323
Wal-Mart Stores, Inc.	146	10,356

		288,223
Food Products
Archer-Daniels-Midland Co.	3,024	145,817
General Mills, Inc.	1,767	98,457
The Hershey Co.	58	5,152
Mondelez International, Inc., Class A	2,446	100,629

		350,055
Health Care Equipment & Supplies
Boston Scientific Corp.	1,588	28,108
	Shares	Value
Reference Entity — Long
Health Care Providers & Services
AmerisourceBergen Corp.	1,336	$142,070
Anthem, Inc.	912	149,696
Cigna Corp.	882	142,884
McKesson Corp.	618	138,933

		573,583
Hotels, Restaurants & Leisure
Carnival Corp.	2,442	120,611
Darden Restaurants, Inc.	789	56,082
Marriott International, Inc., Class A	1,911	142,159
McDonald’s Corp.	54	5,134

		323,986
Household Durables
MDC Holdings, Inc.	1,035	31,019
Mohawk Industries, Inc.	35	6,681
Toll Brothers, Inc.	3,957	151,118

		188,818
Household Products
The Clorox Co.	54	5,617
Colgate-Palmolive Co.	2,186	142,986
Kimberly-Clark Corp.	1,404	148,782

		297,385
Independent Power and Renewable Electricity Producers
The AES Corp.	11,516	152,702
Industrial Conglomerates
3M Co.	921	142,110
Insurance
Aon PLC	1,484	147,925
The Chubb Corp.	65	6,184
Hartford Financial Services Group, Inc.	3,391	140,964
Prudential Financial, Inc.	1,048	91,721
The Travelers Cos., Inc.	1,511	146,053
XL Group PLC	1,615	60,078

		592,925
Machinery
Deere & Co.	1,263	122,574
Meritor, Inc.	4,949	64,931

		187,505
Media
CBS Corp., Class B	245	13,598
Omnicom Group, Inc.	86	5,976
Time Warner, Inc.	225	19,667
Viacom, Inc., Class B	2,313	149,512
The Walt Disney Co.	1,360	155,231

		343,984
Metals & Mining
Alcoa, Inc.	439	4,895
Barrick Gold Corp.	8,769	93,477
Newmont Mining Corp.	5,666	132,358
Nucor Corp.	409	18,025

		248,755

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	15

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Multiline Retail
Kohl’s Corp.	670	$41,949
Macy’s, Inc.	1,204	81,234
Target Corp.	1,915	156,321

		279,504
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,860	145,191
Devon Energy Corp.	88	5,235
Exxon Mobil Corp.	1,728	143,770

		294,196
Paper & Forest Products
International Paper Co.	248	11,802
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	920	111,357
Kimco Realty Corp.	6,111	137,742
Weyerhaeuser Co.	4,678	147,357

		396,456
Road & Rail
Norfolk Southern Corp.	1,590	138,903
Ryder System, Inc.	770	67,275
Union Pacific Corp.	63	6,008

		212,186
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	199	10,250
Software
Oracle Corp.	3,597	144,959
Specialty Retail
The Home Depot, Inc.	1,313	145,914
Lowe’s Cos., Inc.	125	8,371

		154,285
Textiles, Apparel & Luxury Goods
VF Corp.	2,169	151,266
Tobacco
Altria Group, Inc.	3,113	152,257
Trading Companies & Distributors
United Rentals, Inc.	543	47,578
Total Reference Entity — Long		7,363,518

Reference Entity — Short
Aerospace & Defense
Textron, Inc.	(153)	(6,828)
United Technologies Corp.	(1,317)	(146,095)

		(152,923)
Airlines
JetBlue Airways Corp.	(354)	(7,349)
Auto Components
BorgWarner, Inc.	(92)	(5,229)
Automobiles
Ford Motor Co.	(3,482)	(52,265)
General Motors Co.	(4,172)	(139,053)

		(191,318)
	Shares	Value
Reference Entity — Short
Beverages
The Coca-Cola Co.	(3,718)	(145,857)
Constellation Brands, Inc.	(1,261)	(146,301)

		(292,158)
Biotechnology
Amgen, Inc.	(710)	(108,999)
Chemicals
Agrium, Inc.	(1,410)	(149,389)
PPG Industries, Inc.	(1,298)	(148,907)
RPM International, Inc.	(105)	(5,142)

		(303,438)
Commercial Services & Supplies
Tyco International PLC	(142)	(5,464)
Communications Equipment
Motorola Solutions, Inc.	(2,495)	(143,063)
Construction Materials
Martin Marietta Materials, Inc.	(47)	(6,651)
Consumer Finance
Capital One Financial Corp.	(1,774)	(156,059)
Containers & Packaging
Packaging Corp. of America	(601)	(37,556)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B Class B	(38)	(5,172)
Diversified Telecommunication Services
CenturyLink, Inc.	(4,577)	(134,472)
Level 3 Communications, Inc.	(1,036)	(54,566)

		(189,038)
Electric Utilities
The Southern Co.	(3,434)	(143,885)
Electrical Equipment
Eaton Corp. PLC	(2,042)	(137,815)
Food Products
ConAgra Foods, Inc.	(3,458)	(151,184)
Kellogg Co.	(2,409)	(151,044)

		(302,228)
Health Care Equipment & Supplies
Abbott Laboratories	(3,071)	(150,725)
Baxter International, Inc.	(2,198)	(153,706)

		(304,431)
Health Care Providers & Services
HCA Holdings, Inc.	(766)	(69,492)
Universal Health Services, Inc.	(1,064)	(151,194)

		(220,686)
Hotels, Restaurants & Leisure
Royal Caribbean Cruises, Ltd.	(1,982)	(155,964)
Yum! Brands, Inc.	(55)	(4,954)

		(160,918)
Household Durables
Lennar Corp.	(2,937)	(149,904)
PulteGroup, Inc.	(1,544)	(31,112)

		(181,016)

See Notes to Financial Statements.

16	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
Household Products
The Procter & Gamble Co.	(367)	$(28,714)
Industrial Conglomerates
General Electric Co.	(5,633)	(149,669)
Insurance
Lincoln National Corp.	(2,552)	(151,129)
Loews Corp.	(3,782)	(145,645)

		(296,774)
Internet & Catalog Retail
Expedia, Inc.	(1,450)	(158,557)
IT Services
The Western Union Co.	(7,078)	(143,896)
Leisure Products
Brunswick Corp.	(2,316)	(117,792)
Hasbro, Inc.	(1,914)	(143,148)

		(260,940)
Machinery
Stanley Black & Decker, Inc.	(1,453)	(152,914)
Media
Cablevision Systems Corp.	(6,124)	(146,609)
Comcast Corp., Class A	(29)	(1,744)

		(148,353)
Metals & Mining
Freeport-McMoRan, Inc.	(7,682)	(143,039)
Teck Resources, Ltd.	(13,480)	(133,587)

		(276,626)
Multi-Utilities
CenterPoint Energy, Inc.	(3,777)	(71,876)
Dominion Resources, Inc.	(2,209)	(147,716)
TECO Energy, Inc.	(2,831)	(49,996)

		(269,588)
Multiline Retail
Dillard’s, Inc., Class A Class A	(526)	(55,330)
Nordstrom, Inc.	(596)	(44,402)

		(99,732)
Oil, Gas & Consumable Fuels
Canadian Natural Resources, Ltd.	(4,815)	(130,775)
Chesapeake Energy Corp.	(647)	(7,227)
Chevron Corp.	(815)	(78,623)
ConocoPhillips	(2,271)	(139,462)
Enbridge, Inc.	(365)	(17,078)
Hess Corp.	(2,266)	(151,550)
Pioneer Natural Resources Co.	(1,047)	(145,209)
Suncor Energy, Inc.	(3,644)	(100,283)
Tesoro Corp.	(450)	(37,985)
Williams Cos., Inc.	(148)	(8,494)

		(816,686)
Pharmaceuticals
Johnson & Johnson	(1,313)	(127,965)
Real Estate Investment Trusts (REITs)
Avalonbay Communities, Inc.	(617)	(98,640)
DDR Corp.	(386)	(5,968)
HCP, Inc.	(3,922)	(143,035)
	Shares	Value
Reference Entity — Short
Real Estate Investment Trusts (REITs) (concluded)
Health Care REIT, Inc.	(124)	(8,138)
Host Hotels & Resorts, Inc.	(252)	(4,997)

		(260,778)
Road & Rail
Avis Budget Group, Inc.	(1,343)	(59,200)
Hertz Global Holdings, Inc.	(4,978)	(90,201)

		(149,401)
Software
Microsoft Corp.	(961)	(42,428)
Specialty Retail
Best Buy Co., Inc.	(4,435)	(144,625)
Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.	(3,916)	(117,519)
Textiles, Apparel & Luxury Goods
Kate Spade & Co.	(6,563)	(141,367)
Wireless Telecommunication Services
Rogers Communications, Inc.	(4,395)	(156,154)
Total Reference Entity — Short		(6,998,082)
Net Value of Reference Entity — Morgan Stanley & Co., International PLC		$365,436

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	17

Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of
America N.A. as of June 30, 2015, expiration dates: 5/19/16
	Shares	Value
Reference Entity — Long
Aerospace & Defense
General Dynamics Corp.	1,070	$151,608
Northrop Grumman Corp.	950	150,699
Raytheon Co.	1,402	134,143

		436,450
Air Freight & Logistics
FedEx Corp.	835	142,284
Airlines
Southwest Airlines Co.	3,876	128,257
Auto Components
American Axle & Manufacturing Holdings, Inc.	1,368	28,605
Johnson Controls, Inc.	897	44,428

		73,033
Building Products
Masco Corp.	5,513	147,032
Chemicals
Eastman Chemical Co.	1,634	133,694
Monsanto Co.	1,142	121,726
The Sherwin-Williams Co.	21	5,775

		261,195
Commercial Services & Supplies
Waste Management, Inc.	3,009	139,467
Diversified Telecommunication Services
Verizon Communications, Inc.	106	4,941
Electric Utilities
American Electric Power Co., Inc.	123	6,515
Duke Energy Corp.	86	6,074
Entergy Corp.	2,070	145,935

		158,524
Energy Equipment & Services
Weatherford International PLC	4,011	49,215
Food & Staples Retailing
Costco Wholesale Corp.	1,070	144,514
The Kroger Co.	2,122	153,867
Wal-Mart Stores, Inc.	1,954	138,597

		436,978
Food Products
Campbell Soup Co.	1,763	84,007
The Hershey Co.	1,643	145,947
Mondelez International, Inc., Class A	1,206	49,615

		279,569
Health Care Equipment & Supplies
Boston Scientific Corp.	6,948	122,980
Health Care Providers & Services
AmerisourceBergen Corp.	59	6,274
Cardinal Health, Inc.	1,790	149,734
McKesson Corp.	51	11,465

		167,473
	Shares	Value
Reference Entity — Long
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	1,374	97,664
Marriott International, Inc., Class A	68	5,058
McDonald’s Corp.	1,530	145,457
Starwood Hotels & Resorts Worldwide, Inc.	1,307	105,985

		354,164
Household Durables
Mohawk Industries, Inc.	747	142,602
Toll Brothers, Inc.	172	6,569

		149,171
Household Products
The Clorox Co.	1,370	142,507
Colgate-Palmolive Co.	89	5,822

		148,329
Industrial Conglomerates
3M Co.	35	5,400
Insurance
The Allstate Corp.	2,284	148,163
American International Group, Inc.	2,548	157,517
The Chubb Corp.	1,509	143,566
Marsh & McLennan Cos., Inc.	2,565	145,436

		594,682
IT Services
Xerox Corp.	13,581	144,502
Machinery
Caterpillar, Inc.	294	24,937
Deere & Co.	367	35,617
Meritor, Inc.	5,973	78,366

		138,920
Media
CBS Corp., Class B	2,468	136,974
Omnicom Group, Inc.	2,026	140,787
Time Warner, Inc.	1,538	134,436

		412,197
Metals & Mining
Alcoa, Inc.	12,521	139,609
Barrick Gold Corp.	564	6,012
Newmont Mining Corp.	706	16,492
Nucor Corp.	2,749	121,149

		283,262
Multiline Retail
Kohl’s Corp.	409	25,607
Macy’s, Inc.	1,033	69,697

		95,304
Oil, Gas & Consumable Fuels
Apache Corp.	2,574	148,340
Devon Energy Corp.	2,462	146,464
Encana Corp.	13,340	147,007
Exxon Mobil Corp.	63	5,242
Marathon Oil Corp.	5,672	150,535

See Notes to Financial Statements.

18	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long
Oil, Gas & Consumable Fuels (concluded)
ONEOK, Inc.	3,773	$148,958
Valero Energy Corp.	2,637	165,076

		911,622
Paper & Forest Products
International Paper Co.	2,797	133,109
Pharmaceuticals
Bristol-Myers Squibb Co.	1,854	123,365
Pfizer, Inc.	4,415	148,035

		271,400
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	297	35,949
Kimco Realty Corp.	230	5,184

		41,133
Road & Rail
CSX Corp.	4,619	150,810
Norfolk Southern Corp.	100	8,736
Ryder System, Inc.	101	8,825
Union Pacific Corp.	1,495	142,578

		310,949
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	2,688	138,459
Specialty Retail
AutoZone, Inc.	226	150,719
The Gap, Inc.	1,865	71,187
The Home Depot, Inc.	47	5,223
Lowe’s Cos., Inc.	2,048	137,155
TJX Cos., Inc.	2,284	151,132

		515,416
Trading Companies & Distributors
United Rentals, Inc.	397	34,785
Total Reference Entity — Long		7,230,202

Reference Entity — Short
Aerospace & Defense
The Boeing Co.	(1,035)	(143,575)
Lockheed Martin Corp.	(574)	(106,707)
Textron, Inc.	(3,215)	(143,485)

		(393,767)
Airlines
JetBlue Airways Corp.	(7,071)	(146,794)
Auto Components
BorgWarner, Inc.	(2,431)	(138,178)
Automobiles
Ford Motor Co.	(3,748)	(56,258)
Chemicals
Agrium, Inc.	(58)	(6,145)
Air Products & Chemicals, Inc.	(469)	(64,173)
RPM International, Inc.	(2,955)	(144,707)

		(215,025)
Commercial Services & Supplies
Tyco International PLC	(3,773)	(145,185)
	Shares	Value
Reference Entity — Short
Communications Equipment
Motorola Solutions, Inc.	(88)	(5,046)
Construction Materials
Martin Marietta Materials, Inc.	(966)	(136,699)
Consumer Finance
American Express Co.	(1,871)	(145,414)
Containers & Packaging
Packaging Corp. of America	(1,064)	(66,489)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B Class B	(1,029)	(140,057)
Diversified Telecommunication Services
AT&T, Inc.	(4,302)	(152,807)
CenturyLink, Inc.	(432)	(12,692)
Frontier Communications Corp.	(29,971)	(148,356)
Level 3 Communications, Inc.	(256)	(13,484)

		(327,339)
Electric Utilities
Exelon Corp.	(1,453)	(45,653)
The Southern Co.	(131)	(5,489)

		(51,142)
Electrical Equipment
Eaton Corp. PLC	(74)	(4,994)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(2,536)	(141,509)
Avnet, Inc.	(2,722)	(111,901)

		(253,410)
Food Products
Tyson Foods, Inc., Class A Class A	(3,493)	(148,907)
Health Care Equipment & Supplies
Medtronic PLC	(2,047)	(151,683)
Health Care Providers & Services
Community Health Systems, Inc.	(2,402)	(151,254)
Quest Diagnostics, Inc.	(2,061)	(149,464)

		(300,718)
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	(1,602)	(144,308)
Household Durables
Newell Rubbermaid, Inc.	(3,748)	(154,080)
PulteGroup, Inc.	(4,801)	(96,740)
Whirlpool Corp.	(795)	(137,575)

		(388,395)
Household Products
The Procter & Gamble Co.	(1,490)	(116,578)
Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	(2,664)	(60,952)
Industrial Conglomerates
Danaher Corp.	(1,719)	(147,129)
Insurance
Loews Corp.	(146)	(5,622)
MetLife, Inc.	(2,599)	(145,518)
Unum Group	(4,286)	(153,225)

		(304,365)

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	19

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
IT Services
International Business Machines Corp.	(908)	$(147,695)
Leisure Products
Mattel, Inc.	(5,916)	(151,982)
Machinery
Cummins, Inc.	(207)	(27,156)
Dover Corp.	(2,141)	(150,256)

		(177,412)
Media
Comcast Corp., Class A	(2,450)	(147,343)
DISH Network Corp.	(2,206)	(149,368)

		(296,711)
Metals & Mining
AK Steel Holding Corp.	(7,327)	(28,356)
Teck Resources, Ltd.	(585)	(5,797)

		(34,153)
Multi-Utilities
CMS Energy Corp.	(4,389)	(139,746)
Multiline Retail
Dillard’s, Inc., Class A Class A	(866)	(91,095)
Nordstrom, Inc.	(1,116)	(83,142)

		(174,237)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	(12,861)	(143,657)
ConocoPhillips	(109)	(6,694)
Enbridge, Inc.	(2,938)	(137,469)
Spectra Energy Corp.	(4,555)	(148,493)
Williams Cos., Inc.	(2,564)	(147,148)

		(583,461)
	Shares	Value
Reference Entity — Short
Pharmaceuticals
Eli Lilly & Co.	(1,810)	(151,117)
Johnson & Johnson	(190)	(18,517)

		(169,634)
Real Estate Investment Trusts (REITs)
DDR Corp.	(8,947)	(138,321)
HCP, Inc.	(151)	(5,507)
Health Care REIT, Inc.	(2,089)	(137,101)
Host Hotels & Resorts, Inc.	(7,297)	(144,699)

		(425,628)
Road & Rail
Avis Budget Group, Inc.	(1,931)	(85,118)
Canadian National Railway Co.	(2,532)	(146,223)
Hertz Global Holdings, Inc.	(1,308)	(23,701)

		(255,042)
Software
CA, Inc.	(5,063)	(148,295)
Specialty Retail
L Brands, Inc.	(1,756)	(150,542)
Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.	(1,086)	(32,591)
Total Reference Entity — Short		(6,875,961)
Net Value of Reference Entity — Bank of America N.A.		$354,241

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

20	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Schedule of Investments (concluded)

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Securities
Asset-Backed Securities	—	$2,005,101	—	$2,005,101
Common Stocks	$2,272,210	—	—	2,272,210
Corporate Bonds	—	11,304,371	—	11,304,371
Foreign Agency Obligations	—	634,964	—	634,964
Non-Agency Mortgage-Backed Securities	—	1,854,894	—	1,854,894
U.S. Government Sponsored Agency Securities	—	10,830,492	—	10,830,492
U.S. Treasury Obligations	—	587,945	—	587,945
Short-Term Securities	5,928,235	—	—	5,928,235

Total	$8,200,445	$27,217,767	—	$35,418,212

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$17,816	—	$17,816
Equity contracts	$964	—	—	964
Interest rate contracts	23,547	—	—	23,547
Liabilities:
Equity contracts	(3,990)	(134,567)	—	(138,557)
Interest rate contracts	(7,924)	(19,192)	—	(27,116)

Total	$12,597	$(135,943)	—	$(123,346)

[1] Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation (depreciation) of the investment.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$12,709	—	—	$12,709
Cash pledged for centrally cleared swaps	95,000	—	—	95,000
Cash pledged as collateral for OTC derivatives	145,000	—	—	145,000
Cash pledged for financial futures contracts	88,000	—	—	88,000
Liabilities:
Bank overdraft	—	$(1,963)	—	(1,963)

Total	$340,709	$(1,963)	—	$338,746

During the period ended June 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	21

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $29,770,468)	$29,489,977
Investments at value — affiliated (cost — $5,928,235)	5,928,235
Foreign currency at value (cost — $12,992)	12,709
Cash pledged:
Collateral — OTC derivatives	145,000
Centrally cleared swaps	95,000
Financial futures contracts	88,000
Receivables:
Interest	183,032
Swaps	36,861
From the Manager	7,937
Dividends	6,131
Variation margin receivable on financial futures contracts	403
Variation margin receivable on centrally cleared swaps	1,546
Deferred offering costs	144,645

Total assets	36,139,476

Liabilities
Bank overdraft	1,963
Payables:
Investments purchased	11,167,403
Offering costs	163,453
Trustees’ fees	924
Investment advisory fees	357
Service and distribution fees	19
Unrealized depreciation on OTC derivatives	134,567
Variation margin payable on financial futures contracts	1,244
Variation margin payable on centrally cleared swaps	19,242
Other accrued expenses payable	22,076

Total liabilities	11,511,248

Net Assets	$24,628,228

Net Assets Consist of
Paid-in capital	$25,100,000
Undistributed net investment income	36,982
Accumulated net realized loss	(104,634)
Net unrealized appreciation (depreciation)	(404,120)

Net Assets	$24,628,228

Net Asset Value
Institutional — Based on net assets of $24,589,009 and 2,506,053 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.81

Investor A — Based on net assets of $19,618 and 2,000 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.81

Investor C — Based on net assets of $19,601 and 2,000 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.80

See Notes to Financial Statements.

22	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Statement of Operations

Period May 19, 2015[1] to June 30, 2015 (Unaudited)

Investment Income
Interest	$57,093
Dividends — affiliated	918
Dividends — unaffiliated	13,262

Total income	71,273

Expenses
Investment advisory	27,124
Professional	11,424
Administration	1,213
Administration — Institutional	570
Service — Investor A	6
Service and distribution — Investor C	23
Transfer agent — Institutional	42
Transfer agent — Investor A	4
Transfer agent — Investor C	4
Custodian	588
Organization and offering	53,808
Printing	3,066
Officer and Trustees	924
Registration	542
Miscellaneous	6,846

Total expenses	106,184
Less fees waived by the Manager	(28,336)
Less administration fees waived — Institutional	(570)
Less transfer agent fees waived and/or reimbursed — Institutional	(42)
Less transfer agent fees waived and/or reimbursed — Investor A	(4)
Less transfer agent fees waived and/or reimbursed — Investor C	(4)
Less fees reimbursed by the Manager	(42,937)

Total expenses after fees waived and/or reimbursed	34,291

Net investment income	36,982

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(84,243)
Financial futures contracts	(21,988)
Foreign currency transactions	(841)
Swaps	2,438

(104,634)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(280,491)
Financial futures contracts	12,597
Foreign currency translations	(283)
Swaps	(135,943)

(404,120)

Total realized and unrealized gain	(508,754)

Net Increase in Net Assets Resulting from Operations	$(471,772)

[1] Commencement of operations.

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	23

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets:	Period May 19, 2015[1] to June 30, 2015 (Unaudited)

Operations
Net investment income	$36,982
Net realized gain (loss)	(104,634)
Net change in unrealized appreciation (depreciation)	(404,120)

Net decrease in net assets resulting from operations	(471,772)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	25,100,000

Net Assets
Total increase in net assets	24,628,228
Beginning of period	—

End of period	$24,628,228

Undistributed net investment income, end of period	$36,982

[1]	Commencement of operations.

See Notes to Financial Statements.

24	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Financial Highlights

	Period May 19, 2015[1] to June 30, 2015 (Unaudited)
	Institutional		Investor A		Investor C

Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00		$10.00

Net investment income[2]	0.02		0.01		0.00	[3]
Net realized and unrealized loss	(0.21)		(0.20)		(0.20)

Net decrease from investment operations	(0.19)		(0.19)		(0.20)

Net asset value, end of period	$9.81		$9.81		$9.80

Total Return[4]
Based on net asset value	(1.90)%[5]		(1.90)%[5]		(2.00)%[5]

Ratios to Average Net Assets
Total expenses	2.05%	[6,7]	2.47%	[6,7]	3.23%	[6,7]

Total expenses after fees waived and/or reimbursed	1.20%	[6]	1.45%	[6]	2.20%	[6]

Net investment income	1.30%	[6]	1.05%	[6]	0.33%	[6]

Supplemental Data
Net assets, end of period (000)	$24,589		$20		$20

Portfolio turnover rate[8]	72%		72%		72%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expense ratio for Institutional, Investor A and Investor C Shares would have been 3.72%, 4.14% and 4.90%, respectively.

[8]	Excludes investments in underlying total return swaps.

See Notes to Financial Statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	25

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts trust. BlackRock Alternative Capital Strategies Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge and may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A shares and Investor C shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares and each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at net asset value each business day.

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

26	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Notes to Financial Statements (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., financial futures contracts and swaps) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. The Manager reimbursed the Fund $35,000, which is included in fees reimbursed by the Manager in the Statement of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	27

Notes to Financial Statements (continued)

also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers there under only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Multiple Class Pass-Through Securities: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs.

TBA Commitments: The Fund may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, TBA commitments may be entered into by the Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

28	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Notes to Financial Statements (continued)

Typically, the Fund is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Fund are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage economically its exposure to certain risks such as equity risk, credit risk and interest rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Fund invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Swaps: The Fund enters into swap agreements in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	29

Notes to Financial Statements (continued)

combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Fund enters into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (dividends or interest plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments.

The Fund will pay an amount equal to any depreciation on a long position and appreciation on a short position including dividend from such positions. Conversely, the Fund will receive any appreciation on a long position and any depreciation on a short position including dividend from such positions. In addition, the Fund will also pay or receive a variable rate of interest based on the underlying benchmark rate plus or minus a spread (“financing fees”). The benchmark and spread are determined based upon the country and/or currency of each individual underlying position. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing fees. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion. The resulting gains or losses are recorded in the Statement of Operations. Certain swaps have no stated expiration and can be terminated by either party at any time.

•

Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2015
		Value
	Statement of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities
Credit contracts	Net unrealized appreciation (depreciation)[1]	$17,816	—
Equity contracts	Unrealized appreciation (depreciation) on OTC swaps; Net unrealized appreciation (depreciation)[1]	964	$(138,557)
Interest rate contracts	Net unrealized appreciation (depreciation)[1]; Unrealized appreciation (depreciation) on OTC swaps	23,547	(27,116)

Total		$42,327	$(165,673)

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

30	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended June 30, 2015
	Net Realized Gain (Loss) From	Net Change in Unrealized Appreciation (Depreciation) on
Credit contracts:
Swaps	$(5,401)	$17,816
Equity contracts:
Financial futures contracts	(21,142)	(3,026)
Swaps	7,839	(134,567)
Interest rate contracts:
Financial futures contracts	(846)	15,623
Swaps	—	(19,192)

Total	$(19,550)	$(123,346)

For the period ended June 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Credit default swaps:
Average notional value — buy protection	$666,680
Financial futures contracts:
Average notional value of contracts purchased	$1,015,086
Average notional value of contracts sold	$3,076,280
Interest rate swaps:
Average notional amount-pay fixed rate	$2,900,000
Total return swaps:
Average notional amount	$2,158,028

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	31

Notes to Financial Statements (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

As of June 30, 2015, the Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$403	$1,244
Swaps — Centrally cleared	1,546	19,242
Swaps — OTC[1]	—	134,567

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,949	155,053

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,949)	(20,486)

Total derivative assets subject to an MNA	—	$134,567

[1]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

As of June 30, 2015, the following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged[1]	Net Amount of Derivative Liabilities[2]
Bank of America N.A.	$108,435	—	—	$(108,435)	—
Morgan Stanley & Co., International PLC	26,132	—	—	—	$26,132

Total	$134,567	—	—	$(108,435)	$26,132

[1]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.95%
$1 Billion — $3 Billion	0.89%
$3 Billion — $5 Billion	0.86%
$5 Billion — $10 Billion	0.83%
Greater than $10 Billion	0.81%

32	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investments in other affiliated investment companies, if any. For the period ended June 30, 2015, the Fund waived $573, which is included in fees waived by Manager in the Statement of Operations.

The Manager, with respect to the Fund, entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays the BIL for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as Administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is as follows: 1.20% for Institutional shares; 1.45% for Investor A shares; and 2.20% Investor C shares. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2017, unless approved by the Board, including a majority of the non-interested trustees of the Trust.

These amounts are included in fees waived by the Manager, administration fees waived — class specific, transfer agent fees waived and/or reimbursed — class specific and fees reimbursed by the Manager in the Statement of Operations.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	33

Notes to Financial Statements (continued)

Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On June 30, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring December 31, 2017
Fund level	$35,701
Institutional	$612
Investor A	$4
Investor C	$4

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

6. Purchases and Sales:

For the period ended June 30, 2015, purchases and sales of investments, including paydowns and excluding short-term securities, were $50,579,447 and $20,591,899, respectively.

7. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$35,698,703

Gross unrealized appreciation	$43,623
Gross unrealized depreciation	(324,114)

Net unrealized depreciation	$(280,491)

8. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended June 30, 2015, the Fund did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy;

34	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Notes to Financial Statements (concluded)

overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period May 19, 2015[1] to June 30, 1015
	Shares	Amount
Institutional
Shares sold	2,506,053	$25,060,000
Shares redeemed	—	—

Net increase	2,506,053	$25,060,000

Investor A
Shares sold	2,000	$20,000
Shares redeemed	—	—

Net increase	2,000	$20,000

Investor C
Shares sold	2,000	$20,000
Shares redeemed	—	—

Net increase	2,000	$20,000

Total Net Increase	2,510,053	$25,100,000

[1]	Commencement of operations.

At June 30, 2015, the following shares of the Fund were owned by affiliates:

Institutional	2,496,000
Investor A	2,000
Investor C	2,000

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on February 18-20, 2015 (the “Meeting”) to consider the approval of the Trust’s proposed investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”) on behalf of BlackRock Alternative Capital Strategies Fund (the “Fund”), a portfolio of the Trust. The Advisory Agreement was the same agreement that had previously been approved by the Board with respect to other portfolios of the Trust. The Board also considered the approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Sub-Advisory Agreement was substantially the same as the sub-advisory agreement previously approved with respect to certain other portfolios of the Trust. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” The Fund commenced operations in May 2015.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of fifteen individuals, fourteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

Board Considerations in Approving the Agreements

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) fall out benefits to BlackRock and its affiliates from their relationship with the Fund; (f) possible alternatives to the proposed Agreements; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In determining to approve the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meetings relating to its consideration of the Agreements, including fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, as compared with the fees and expense ratios of a peer group of funds. Both the peer group and the funds within the peer group (collectively, the “Peer Group”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock.1 The Board also received (a) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (b) information regarding fees paid to service providers that are affiliates of BlackRock; and (c) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

36	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreements was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board reviewed BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreements.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Meetings. With respect to funds pursuing an alternative investment strategy, the Board has been engaged in an iterative process with BlackRock to identify the most appropriate performance benchmarks and metrics by which the Board should measure the funds’ performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreements, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee ratio compared with the other funds in the Fund’s Peer Group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of other funds in its Peer Group. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the estimated actual management fee and the estimated total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Peer Group. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board also noted that BlackRock has contractually agreed to a cap on the Fund’s total net operating expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the Independent Board Members, concluded that the fees to be paid pursuant to the Agreements were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase. The Board noted the existence of breakpoints in the advisory fee based upon the asset level of the Fund. Further, the Board noted the existence of expense caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including a majority of the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including a majority of the Independent Board Members, approved the Advisory Agreement between the Manager and the Trust on behalf of the Fund and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a two-year term beginning on the effective date of the Agreements. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

38	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Benjamin Archibald, Secretary

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

Effective May 18, 2015, Ian A. MacKinnon resigned as a Trustee of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809 Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809 Independent Registered Public Accounting Firm PriceWaterhouseCoopers LLP Philadelphia, PA 19103	Distributor BlackRock Investments, LLC New York, NY 10022 Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	39

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

40	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	JUNE 30, 2015	41

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

ACSF-6/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	September 3, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	September 3, 2015

3